Related Parties-Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Payables and accrued expenses - for salary and related expenses	$ 484	$ 409
Severance pay obligations	76	88
Provision for vacation	$ 116	$ 97